Segment Information (Details Narrative) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Segment	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Revenue, Major Customer [Line Items]
Number of reportable segments | Segment			3
Number of operating segments | Segment			0
Cost of Revenue	$ 8,889	$ 4,390	$ 20,068	$ 9,996	$ 15,829	$ 36,506
Cryptocurrency Mining Revenue [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue	1,963	$ 1,040	5,687	$ 4,451	$ 6,365	$ 14,226
Project Ada [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue	$ 2,900		$ 2,900
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Project Edith [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage					0.00%	5.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Project Marie [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage					7.00%	41.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Project Marie [Member] | Cryptocurrency Mining Revenue [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage			0.00%	14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Project Marie [Member] | Hosting Revenue [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage			0.00%	5.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Project Sophie [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage					28.00%	54.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Project Sophie [Member] | Cryptocurrency Mining Revenue [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	0.00%	3.00%	0.00%	54.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Project Sophie [Member] | Hosting Revenue [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	18.00%	25.00%	26.00%	31.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Project Dorothy [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage					65.00%	0.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member] | Project Marie [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage					3.00%	100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member] | Project Sophie [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage					30.00%	0.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member] | Project Dorothy [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage					67.00%	0.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Project Dorothy 1 B [Member] | Cryptocurrency Mining Revenue [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	100.00%	97.00%	100.00%	32.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Project Dorothy 1 A [Member] | Hosting Revenue [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	82.00%	75.00%	74.00%	64.00%